   As filed with the Securities and Exchange Commission on August 17, 2000.

                                                     Registration Nos. 33-36528;
                                                                        811-6161


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /
                                                                          ---
    Pre-Effective Amendment No. ___                                      /   /
                                                                          ---
    Post-Effective Amendment No. 51                                      / X /
                                                                          ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                              / X /
                                                                          ---

    Amendment No.  54                                                    / X /
                                                                          ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)

Name and address
of agent for service:        Copies to:
---------------------        ----------
Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Funds              Esq.                      Ropes & Gray
Distributors LLC             c/o PIMCO Funds           One International Place
2187 Atlantic Street         Distributors LLC          Boston, Massachusetts
Stamford, Connecticut        2187 Atlantic Street      02110
 06902                       Stamford, Connecticut
                             06902


It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)
 ---

/ X /  On September 19, 2000 pursuant to paragraph (b)
 ---

/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/   /  On [date] pursuant to paragraph (a)(1)
 ---

/   /  75 days after filing pursuant to paragraph (a)(2)
 ---

/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/ X /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

     This Post-Effective Amendment relates only to PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO Small-Cap Technology, PIMCO/Allianz Select World, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth and PIMCO/Allianz Emerging Markets Funds, each a series of the Trust, except where an exhibit filed herewith may relate to one or more other series of the Trust. This Post-Effective Amendment does not amend or supersede disclosure in the Trust's Registration Statement relating to any other series of the Trust.

      This Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of PIMCO Funds: Multi-Manager Series (the "Trust") incorporates by reference the following documents that are contained in the Trust's Post-Effective Amendment No. 49, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 7, 2000: (i) Prospectus for Institutional and Administrative Class shares of PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO Small-Cap Technology, PIMCO/Allianz Select World, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth and PIMCO/Allianz Emerging Markets Funds, (ii) Prospectus for Class A, Class B and Class C shares of PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Telecom Innovation, PIMCO Electronics Innovation , PIMCO/Small-Cap Technology, PIMCO/Allianz Select World, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth and PIMCO/Allianz Emerging Markets Funds, (iii) Prospectus for Class D shares of PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO Small-Cap Technology, PIMCO/Allianz Select World, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth and PIMCO/Allianz Emerging Markets Funds, and (iv) a Supplement to the Statement of Additional Information of the Trust relating to PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO Small-Cap Technology, PIMCO/Allianz Select World, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth and PIMCO/Allianz Emerging Markets Funds.

      This Post-Effective Amendment No. 51 is filed to extend the effective date of Post-Effective Amendment No. 49 to September 19, 2000, and to file certain exhibits. This Post-Effective Amendment No. 51 relates only to PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO Small-Cap Technology, PIMCO/Allianz Select World, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth and PIMCO/Allianz Emerging Markets Funds, each a series of the Trust, except where an exhibit filed herewith may relate to one or more other series of the Trust. The Amendment does not supersede or amend disclosure in the Trust's Registation Statement relating to any other series of the Trust.

PART C.  OTHER INFORMATION


Item 23.  Exhibits.

          The letter of each exhibit relates to the exhibit designation in Form N-1A:

          (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2)

          (b)  (1)  Form of Amended and Restated Bylaws, filed herewith



          (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2)

               (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws, filed herewith.

          (d)  (1) (i)    Form of Amended and Restated Investment Advisory
                          Agreement effective as of May 5, 2000, filed herewith


                    (ii) Form of Investment Advisory Agreement for PIMCO Select Growth Fund for the period from March 31, 2000 to May 5, 2000, filed herewith

                   (iii) Form of Investment Advisory Agreement for PIMCO Global Innovation Fund for the period from April 3, 2000 to May 5, 2000, filed herewith

                    (iv) Form of Addendum to Investment Advisory Agreement to add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                     (v) Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds, filed herewith.

                 (2) (i) Form of Portfolio Management Agreement with NFJ Investment Group, filed herewith.

                    (ii) Form of Portfolio Management Agreement with Cadence Capital Management, filed herewith.

                   (iii) Form of Portfolio Management Agreement with Parametric Portfolio Associates, filed herewith.

                         (iv) Form of Portfolio Management Agreement with Blairlogie Capital Management, filed herewith.

                         (v) Form of Portfolio Management Agreement with the Sub-Adviser to the PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds, to be filed by amendment.

              (e)  (1)  Form of Distribution Contract, filed herewith.

                   (2) Form of Supplement to Distribution Contract to add PIMCO Global Innovation Fund for the period from April 3, 2000 to May 5, 2000, filed herewith.

                   (3) Form of Supplement to Distribution Contract to add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (4) Form of Supplement to Distribution Contract to add the PIMCO Growth & Income, PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds, filed herewith.

              (f)       Not Applicable

              (g)  (1)  Form of Custody and Investment Accounting Agreement
                        dated January 1, 2000 with State Street Bank & Trust Company, filed herewith.

              (h)  (1)  Form of Amended and Restated Administration Agreement
                        between the Trust and PIMCO Advisors L.P., filed herewith.

                   (2) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4)

                   (3) Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                   (4)  Form of Agency Agreement and Addenda (1)

                   (5)  Form of Addendum to Agency Agreement (4)

                   (6)  Form of Assignment of Agency Agreement (4)

                   (7)  Form of Addendum to Agency Agreement (6)

                   (8) (i) Form of Transfer Agency and Services Agreement with
                            National Financial Data Services, to be filed by amendment.

                      (ii) Form of Transfer Agency and Services Agreement with
                            First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999, filed herewith.

                    (9) Form of Service Plan for Institutional Services Shares
                        (6)

                   (10) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

              (i)       Opinion and Consent of Counsel (6)

              (j)  (1)  Consents of PricewaterhouseCoopers LLP. (16),
                        (17) and (18)

                        (i)  Letter dated October 26, 1999 from
                             PricewaterhouseCooopers LLP to the Securities and Exchange Commission. (14)


                   (2)  Consent and Opinion of Coopers & Lybrand LLP (6)

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)  (1)  Form of Distribution and Servicing Plan (Class A) (4)

                   (2)  Form of Distribution and Servicing Plan (Class B) (4)

                   (3)  Form of Distribution and Servicing Plan (Class C) (4)

                   (4) Form of Distribution Plan for Administrative Class Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit 9(b)

              (n)  (a)  Financial Data Schedules for the period ended
                        6/30/98 (11)

                   (b)  Financial Data Schedules for the period ended
                        12/31/98 (12)

              (o)       Form of Amended and Restated Multi-Class Plan (7)

              (p)  (1)  Code of Ethics of the Registrant, filed herewith

                   (2) Code of Ethics of PIMCO Advisors L.P., Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates, filed herewith

                   (3) Code of Ethics of Blairlogie Capital Management, filed herewith

                   (4) Code of Ethics of PIMCO Funds Distributors LLC, filed herewith

              (q)  (1)  Powers of Attorney and Certificate of Secretary (1)

                   (2) Power of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards (5)

                   (3)  Power of Attorney for Kenneth M. Poovey (16)


--------------------
1 Included in Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Included in Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Included in Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on January 13, 1997.

5 Included in Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 10, 1997.

6 Included in Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 31, 1997.

7 Included in Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 13, 1998.

8 Included in Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on April 21, 1998.

9 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on June 30, 1998.

10. Included in Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on July 2, 1998.

11. Included in Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 30, 1998.

12. Included in Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 31, 1999.

13. Included in Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on May 25, 1999.

14. Included in Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 29, 1999.

15. Included in Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on December 14, 1999.

16. Included in Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 27, 2000.

17. Included in Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 31, 2000.

18. Included in Post-Effective Amendment No. 50 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on August 4, 2000.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification


     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed in 800 Newport Center Drive, Newport Beach, CA 92660.


                              PIMCO Advisors L.P.

Name                 Position with Advisor         Other Affiliations

Joachim Faber, Dr.   Chief Executive Officer       Member of the Board
                                                   of Allianz AG

Udo Frank            Managing Director;            Managing Director and Chief
                     Chief Investment Officer      Investment Officer of Allianz
                     of U.S. Equity Division       Asset Advisory and Management
                                                   GmbH

Robert M. Fitzgerald Executive Vice President      Chief Financial Officer and
                     and Chief                     Treasurer, PIMCO Funds
                     Financial Officer             Distributors LLC, Cadence
                                                   Capital Management, Inc., NFJ
                                                   Investment Group, NFJ
                                                   Management, Inc., Parametric
                                                   Portfolio Associates,
                                                   Parametric Management, Inc.,
                                                   Pacific Investment
                                                   Management Company LLC and
                                                   StocksPLUS Management, Inc.;
                                                   Chief Financial Officer,
                                                   Cadence Capital Management;
                                                   Executive Vice President
                                                   and Chief Financial Officer,
                                                   Value Advisors LLC; and Chief
                                                   Financial Officer PIMCO
                                                   Funds Advertising Agency.

Kenneth M. Poovey    Managing Director; Chief      Chief Executive Officer,
                     Executive Officer of U.S.     Value Advisors LLC,
                     Equity Division of PIMCO      Oppenheimer Capital; Trustee
                     Advisors                      of the Trust.


Marcus Reiss         Member of the                 To be provided.
                     Executive Committee

William S.           Member of the Executive       Chief Executive Officer and
Thompson, Jr.        Committee & Chief Executive   Managing Director, Pacific
                     Officer                       Investment Management Company
                                                   LLC; Member, President and
                                                   Chief Executive Officer,
                                                   PIMCO Partners LLC; Director
                                                   and President, StocksPlus
                                                   Management, Inc.; Vice
                                                   President, PIMCO Variable
                                                   Insurance Trust, PIMCO
                                                   Funds: Pacific Investment
                                                   Management Series and PIMCO
                                                   Commercial Mortgage
                                                   Securities Trust, Inc.

Stephen J. Treadway  Managing Director             Chairman, President, and
                                                   Chief Executive Officer,
                                                   PIMCO Funds Advertising
                                                   Agency, Inc., PIMCO Funds
                                                   Distributors LLC, and
                                                   Trustee, President and Chief
                                                   Executive Officer of the
                                                   Trust.

James G. Ward          Executive Vice President,   Executive Vice President,
                       Human Resources             Human Resources,
                                                   Value Advisors LLC.

Andrew Bocko           Director of                 None.
                       Information Technology

Vinh T. Nguyen         Controller                  Vice President and
                                                   Controller, Cadence Capital
                                                   Management, Inc., NFJ
                                                   Management, Inc., Parametric
                                                   Management, Inc., StocksPLUS
                                                   Management, Inc., PIMCO Funds
                                                   Advertising Agency, Inc.,
                                                   PIMCO Funds Distributors LLC,
                                                   and Value Advisors LLC;
                                                   Controller, Pacific
                                                   Investment Management
                                                   Company LLC.

Stewart A. Smith       Secretary                   Secretary, NFJ Investment
                                                   Group, Parametric Portfolio
                                                   Associates; Assistant
                                                   Secretary, Cadence Capital
                                                   Management.


                          Cadence Capital Management
                        Exchange Place, 53 State Street
                         Boston, Massachusetts  02109

Name                   Position with Portfolio     Other Affiliations
                       Manager

William B. Bannick     Managing Director and       Director and Managing
                       Executive Vice President    Director, Cadence Capital
                                                   Management, Inc.

David B. Breed         Managing Director and       Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.

Katherine A. Burdon    Managing Director           None.

Bart J. O'Connor       Managing Director           None.

Michael J. Skillman    Managing Director           None.

Wayne A. Wicker        Managing Director           None.

Robert M. Fitzgerald   Chief Financial Officer     See PIMCO Advisors L.P.
                       and Assistant Treasurer

Barbara M. Green       Treasurer                   None.

Mary Ellen Melendez    Secretary                   None.

Stewart A. Smith       Assistant Secretary         See PIMCO Advisors L.P.


                             NFJ Investment Group
                         2121 San Jacinto, Suite 1440
                             Dallas, Texas  75201

Name                   Position with Portfolio     Other Affiliations
                       Manager

Benno J. Fischer       Managing Director           Director, Managing
                                                   Director, and Co-Chairman,
                                                   NFJ Management, Inc.

Robert M. Fitzgerald   Chief Financial Officer     See PIMCO Advisors L.P.
                       and Treasurer

John L. Johnson        Managing Director           Director, and Co-Chairman
                                                   Managing Director, NFJ
                                                   Management, Inc.

Jack C. Najork         Managing Director           Director, Managing
                                                   Director, Co-Chairman, NFJ
                                                   Management, Inc.

Stewart A. Smith       Secretary                   See PIMCO Advisors L.P.

Vinh T. Nguyen         Vice President and          See PIMCO Advisors L.P.
                       Controller

                        Parametric Portfolio Associates
                    7310 Columbia Center, 701 Fifth Avenue,
                        Seattle, Washington 98104-7090

Name                   Position with Portfolio Manager      Other Affiliations

William E. Cornelius   Managing Director                    Director, Managing
                                                            Chief Executive
                                                            Officer Parametric
                                                            Management, Inc.

David M. Stein         Managing Director                    Director and
                                                            Managing Director,
                                                            Parametric
                                                            Management, Inc.

Brian Langstraat       Managing Director                    None.

Robert M. Fitzgerald   Chief Financial Officer and          See PIMCO Advisors
                       Treasurer                            L.P.

Stewart A. Smith       Secretary                            See PIMCO Advisors
                                                            L.P.

Vinh T. Nguyen         Vice President and Controller        See PIMCO Advisors
                                                            L.P.

                    Blairlogie Capital Management, Limited
                         4th Floor, 125 Princes Street
                          Edinburgh EH2 4AD, Scotland

Name                   Position with Portfolio              Other Affiliations
                       Manager

Gavin R. Dobson        Chief Executive Officer              Director and Chief
                       and Managing Director                Executive Officer,
                                                            Blairlogie Holdings
                                                            Limited (U.K.).

James G. S. Smith      Chief Investment Officer             Director and Chief
                       and Managing Director                Investment Officer
                                                            Blairlogie Holdings
                                                            Limited (U.K.).

Item 27.   Principal Underwriters.


    (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.


    (b)

                          Positions and               Positions
Name and Principal        Offices with                and Offices
Business Address*         Underwriter                 with Registrant

Erik M. Aarts             Vice President              None

James D. Bosch            Regional Vice President     None

Deborah P. Brennan        Vice President,             None
                          Compliance Officer

Timothy R. Clark          Executive Vice President    None

Lesley Cotton             Vice President              None

Kelly Crean               Regional Vice President     None

Paul DeNicolo             Regional Vice President     None

Jonathan P. Fessel        Regional Vice President     None

Robert M. Fitzgerald      Chief Financial Officer     None
                          and Treasurer

Michael J. Gallagher      Regional Vice President     None

Joseph Gengo              Regional Vice President     None

Ronald H. Gray            Regional Vice President     None

Dan Hally                 Regional Vice President     None

Ned Hammond               Regional Vice President     None

Charles Hano              Regional Vice President     None

Derek B. Hayes            Vice President              None

Christopher Horan         Regional Vice President     None

Kristina Hooper           Vice President              None

John B. Hussey            Regional Vice President     None

Brian Jacobs              Senior Vice President       None

Stephen R. Jobe           Senior Vice President       None

William E. Lynch          Senior Vice President       None

Stephen Maginn            Executive Vice President    None

Wayne Meyer               Regional Vice President     None

Andrew J. Meyers          Executive Vice President    None

George Murphy             Regional Vice President     None

Kerry A. Murphy           Vice President              None

Fiora N. Moyer            Regional Vice President     None

Philip J. Neugebauer      Senior Vice President       None

Vinh T. Nguyen            Vice President, Controller  None

Joffrey H. Pearlman       Regional Vice President     None

Glynne P. Pisapia         Regional Vice President     None

Francis C. Poli           Vice President,             None
                          Compliance Officer

J. Scott Rose             Regional Vice President     None

Anne Marie Russo          Vice President              None

Keith Schlingheyde        Regional Vice President     None

Newton B. Schott, Jr.     Executive Vice President,   Vice President and
                          Chief Administrative        Secretary
                          Officer, Chief Legal
                          Officer and Secretary

Elizabeth Ellsworth       Vice President              None

Eugene M. Smith Jr.       Vice President              None

Robert M. Smith           Regional Vice President     None

Zinovia Spezakis          Vice President              None

William H. Thomas, Jr.    Senior Vice President       None

Stephen J. Treadway       Chairman, President and     None
                          Chief Executive Officer

Paul H. Troyer            Senior Vice President       None

Theresa Vlachos           Vice President              None

Richard M. Weil           Assistant Secretary         None

Glen A. Zimmerman         Vice President              None

-----------------------
    Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence,
Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                     NOTICE
                                     ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment 51 (the "Amendment") to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 17th day of August, 2000.

                            PIMCO FUNDS: MULTI-MANAGER SERIES

                            By: /s/ Stephen J. Treadway
                            ______________________________
                                   Stephen J. Treadway,
                                   President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 51 has been signed below by the following persons in the capacities and on the dates indicated.

Name                          Capacity                    Date
-----                         --------                    ----


/s/ Stephen J. Treadway       Trustee and President       August 17, 2000
----------------------------
Stephen J. Treadway


             *                Treasurer and Principal
----------------------------  Financial and Accounting
John P. Hardaway              Officer


             *                Trustee
----------------------------
Donald P. Carter

             *                Trustee
----------------------------
E. Philip Cannon

             *                Trustee
----------------------------
Gary A. Childress

             *                Trustee
----------------------------
Richard L. Nelson

             *                Trustee
----------------------------
Kenneth M. Poovey

             *                Trustee
----------------------------
Lyman W. Porter

             *                Trustee
----------------------------
Alan Richards

             *                Trustee
----------------------------
W. Bryant Stooks

             *                Trustee
----------------------------
Gerald M. Thorne
                              * By: /s/ Stephen J. Treadway
                                    --------------------------
                                    Stephen J. Treadway,
                                    Attorney-In-Fact

                               Date: August 17, 2000

                                 EXHIBIT INDEX


EXHIBIT NO:                     EXHIBIT NAME

(b)(1)                          Form of Amended and Restated Bylaws of PIMCO
                                FUNDS: Multi-Manager Series

(c)(2)                          Article 9 (Issuance of Share Certificates) and
                                Article 11 (Shareholders' Voting Powers and
                                Meetings) of the Amended and Restated Bylaws, incorporated by reference from Exhibit (b)(1).

(d)(1)(i)                       Form of Amended and Restated Investment
                                Advisory Agreement

(d)(1)(ii)                      Form of Investment Advisory Agreement for PIMCO
                                Select Growth Fund

(d)(1)(iii)                     Form of Investment Advisory Agreement for PIMCO
                                Global Innovation Fund

(d)(1)(v)                       Form of Addendum to Investment Advisory
                                Agreement

(d)(2)(i)                       Form of Portfolio Management Agreement with NFJ
                                Investment Group

(d)(2)(ii)                      Form of Portfolio Management Agreement with
                                Cadence Capital Management

(d)(2)(iii) Form of Portfolio Management Agreement with Parametric Portfolio Associates

(d)(2)(iv) Form of Portfolio Management Agreement with Blairlogie Capital Management

(e)(1)                          Form of Distribution Contract

(e)(2)                          Form of Supplement to Distribution Contract

(e)(4)                          Form of Supplement to Distribution Contract

(g)(1)                          Form of Custody and Investment Accounting
                                Agreement

(h)(1)                          Form of Amended and Restated Administration
                                Agreement

(h)(8)(ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc., as amended

(p)(1)                          Form of PIMCO Funds: Multi-Manager Series
                                Code of Ethics

(p)(2)                          Form of PIMCO Advisors L.P. Code of Ethics

(p)(3) Form of Blairlogie Capital Management Code of Ethics

(p)(4)                          Form of PIMCO Funds Distributors Code of Ethics